February 29, 2016

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price Retirement Funds, Inc.

  on behalf of the following classes:

  T. Rowe Price Target 2005 Fund—I Class

  T. Rowe Price Target 2010 Fund—I Class

  T. Rowe Price Target 2015 Fund—I Class

  T. Rowe Price Target 2020 Fund—I Class

  T. Rowe Price Target 2025 Fund—I Class

  T. Rowe Price Target 2030 Fund—I Class

  T. Rowe Price Target 2035 Fund—I Class

  T. Rowe Price Target 2040 Fund—I Class

  T. Rowe Price Target 2045 Fund—I Class

  T. Rowe Price Target 2050 Fund—I Class

  T. Rowe Price Target 2055 Fund—I Class

  T. Rowe Price Target 2060 Fund—I Class

 File Nos.: 333-92380/811-21149

Dear Mr. O’Connor:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ Statement of Additional Information (“SAI”) or prospectuses that were filed under Rule 485(b) on February 23, 2016.

The prospectuses and SAI went effective automatically on February 24, 2016.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman